Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other payables
	2026 USD	2025 USD
Trade payables	20,397	2,445
Accrued expenses	659,397	55,729
	679,794	58,174